Shareholder Fees - FidelityMunicipalCorePlusBondFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none